Derivatives - Cash flow hedges - Reconciliation of equity and analysis of other comprehensive income by risk type (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Changes in reserve of cash flow hedges, continuing hedges [Roll Forward]
– fair value gains/(losses)	$ 749	$ (282)	$ 2,534
Fair value (gains)/losses reclassified from the cash flow hedge reserve to the income statement in respect of:
Income taxes	(587)	103	(1,044)
Interest rate | Cash flow hedges
Changes in reserve of cash flow hedges, continuing hedges [Roll Forward]
Cash flow hedging reserve, beginning balance	(1,056)	(901)
– fair value gains/(losses)	1,267	(2,964)
Cash flow hedging reserve, ending balance	428	(1,056)	(901)
Fair value (gains)/losses reclassified from the cash flow hedge reserve to the income statement in respect of:
Hedged items that have affected profit or loss	807	2,529
Income taxes	(541)	81
Others	(49)	199
Foreign currency | Cash flow hedges
Changes in reserve of cash flow hedges, continuing hedges [Roll Forward]
Cash flow hedging reserve, beginning balance	(23)	(132)
– fair value gains/(losses)	(376)	2,451
Cash flow hedging reserve, ending balance	142	(23)	$ (132)
Fair value (gains)/losses reclassified from the cash flow hedge reserve to the income statement in respect of:
Hedged items that have affected profit or loss	574	(2,430)
Income taxes	(31)	1
Others	$ (2)	$ 87